Stock Options and Warrants (Details 3) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expense	$ 365,000	$ 1,578,000	$ 741,000	$ 2,369,000	$ 3,460,000	$ 1,729,000
Research and development [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expense	143,000	710,000	295,000	994,000	1,435,000	737,000
General and administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expense	$ 222,000	$ 868,000	$ 446,000	$ 1,375,000	$ 2,025,000	$ 992,000